Fair Value (Details 2) (USD $)	12 Months Ended			12 Months Ended			12 Months Ended				12 Months Ended							12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Commercial real estate	Dec. 31, 2012 Commercial real estate	Dec. 31, 2010 Commercial real estate	Dec. 31, 2010 Commercial loans	Dec. 31, 2012 Commercial loans	Dec. 31, 2011 Total Commercial real estate	Dec. 31, 2011 Significant Unobservable Inputs (Level 3) Commercial real estate	Dec. 31, 2012 Interest income on securities	Dec. 31, 2011 Interest income on securities	Dec. 31, 2012 Other changes in fair value	Dec. 31, 2011 Other changes in fair value	Dec. 31, 2011 Net impairment losses recognized in earning	Dec. 31, 2012 Trading Securities	Dec. 31, 2010 Trading Securities	Dec. 31, 2011 Trading Securities Interest income on securities	Dec. 31, 2012 Trading Securities Other changes in fair value	Dec. 31, 2011 Trading Securities Other changes in fair value	Dec. 31, 2012 Trust Preferreds	Dec. 31, 2011 Trust Preferreds	Dec. 31, 2012 Trust Preferreds Interest income on securities	Dec. 31, 2011 Trust Preferreds Net impairment losses recognized in earning	Dec. 31, 2012 Municipal Securities	Dec. 31, 2011 Municipal Securities
Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Beginning balance	$ 13,028,896	$ 5,304,153														$ 1,918,752	$ 1,901,252				$ 3,614,860	$ 3,402,901			$ 7,495,284
Total gains or losses (realized/unrealized) Included in earnings											228,555	(19,614)	81,248	37,114	(292,090)			(19,614)	81,248	37,114			228,555	(292,090)
Total gains or losses (realized/unrealized) Included in other comprehensive income	2,638,828	803,553																			2,689,585	803,553			(50,757)
Interest payments applied to principal	(911,555)	(299,504)																			(911,555)	(299,504)
Purchases, sales, issuances and settlement, net	(6,828,559)															(2,000,000)									(4,828,559)
Transfers in and/or out of Level 3		7,495,284																								7,495,284
Ending balance	8,237,413	13,028,896															1,901,252				5,621,445	3,614,860			2,615,968	7,495,284
Impaired loans									175,000	175,000
Other real estate owned, net									122,550	122,550
Other real estate owned
Outstanding balance		142,842
Valuation allowance		20,292
Principal balance of impaired loans				836,098	200,638	1,382,762	2,042,914	884,680
Valuation allowance on impaired loans	236,682	661,098	2,141,135	661,098	22,997	98,211	2,042,914	213,685
Additional provision for loan losses				$ 581,000			$ 1,600,000